UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
International Growth Portfolio	25,677,701	$189,758,211
International Value Portfolio	29,601,567	194,482,292
Multi-Asset Real Return Portfolio	16,843,184	144,346,083
Small-Mid Cap Growth Portfolio	6,775,438	116,537,540
Small-Mid Cap Value Portfolio	11,001,342	116,284,187
U.S. Large Cap Growth Portfolio	32,918,519	359,141,045
U.S. Value Portfolio	44,791,924	359,231,232

Total Investments - 100.1% (cost $1,660,685,318) (a)		1,479,780,590
Other assets less liabilities - (0.1)%		(2,159,831)

Net Assets - 100.0%		$1,477,620,759

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,322,088 and gross unrealized depreciation of investments was $(266,226,816), resulting in net unrealized depreciation of $(180,904,728).

AllianceBernstein Wealth Appreciation Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,479,780,590	$	– 0	–	$	– 0	–	$1,479,780,590

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 65.7%
International Growth Portfolio	18,311,449	$135,321,611
International Value Portfolio	20,527,285	134,864,259
Multi-Asset Real Return Portfolio	20,027,055	171,631,864
Small-Mid Cap Growth Portfolio	3,902,573	67,124,251
Small-Mid Cap Value Portfolio	6,255,409	66,119,677
U.S. Large Cap Growth Portfolio	24,117,357	263,120,358
U.S. Value Portfolio	33,238,967	266,576,517

		1,104,758,537

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.6%
High-Yield Portfolio	12,637,988	119,681,745
Intermediate Duration Bond Portfolio	42,773,432	462,380,799

		582,062,544

Total Investments - 100.3% (cost $1,733,792,153) (a)		1,686,821,081
Other assets less liabilities - (0.3)%		(4,485,452)

Net Assets - 100.0%		$1,682,335,629

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,330,072 and gross unrealized depreciation of investments was $(152,301,144), resulting in net unrealized depreciation of $(46,971,072).

AllianceBernstein Balanced Wealth Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,686,821,081	$	– 0	–	$	– 0	–	$1,686,821,081

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Fixed Income - 65.2%
Bond Inflation Protection Portfolio	4,843,101	$55,937,814
Intermediate Duration Bond Portfolio	14,046,097	151,838,310
Short Duration Bond Portfolio	15,960,205	152,260,359

		360,036,483

The AllianceBernstein Pooling Portfolios - Equity - 35.1%
International Growth Portfolio	2,771,491	20,481,320
International Value Portfolio	3,171,656	20,837,781
Multi-Asset Real Return Portfolio	6,455,069	55,319,936
Small-Mid Cap Growth Portfolio	415,540	7,147,291
Small-Mid Cap Value Portfolio	666,560	7,045,541
U.S. Large Cap Growth Portfolio	3,785,385	41,298,546
U.S. Value Portfolio	5,212,797	41,806,635

		193,937,050

Total Investments - 100.3% (cost $519,498,337) (a)		553,973,533
Other assets less liabilities - (0.3)%		(1,516,868)

Net Assets - 100.0%		$552,456,665

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,163,552 and gross unrealized depreciation of investments was $(8,688,356), resulting in net unrealized appreciation of $34,475,196.

AllianceBernstein Conservative Wealth Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$553,973,533	$	– 0	–	$	– 0	–	$553,973,533

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Information Technology - 17.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	179,200	$3,340,288
Motorola Solutions, Inc.	9,500	443,365
QUALCOMM, Inc.	130,405	7,146,194
Riverbed Technology, Inc. (a)	33,982	883,532

		11,813,379

Computers & Peripherals - 4.9%
Apple, Inc. (a)	39,010	14,909,622
Dell, Inc. (a)	107,900	1,700,504
EMC Corp./Massachusetts (a)	192,632	4,432,462
Fujitsu Ltd.	114,000	606,659
Hewlett-Packard Co.	169,000	4,723,550
Logitech International SA (a)	97,487	805,778
Pegatron Corp.	123,000	130,726
Seagate Technology PLC	22,690	387,999
Wistron Corp.	334,000	420,551

		28,117,851

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp.	1,082,660	525,128
Corning, Inc.	159,600	2,117,892
LG Display Co., Ltd.	28,680	683,865

		3,326,885

Internet Software & Services - 2.0%
Google, Inc.-Class A (a)	16,510	9,895,929
Kakaku.com, Inc.	9,200	352,762
Telecity Group PLC (a)	112,048	1,077,279

		11,325,970

IT Services - 1.0%
Accenture PLC	47,472	2,750,053
Visa, Inc.-Class A	29,200	2,831,524

		5,581,577

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	82,000	620,099

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Semiconductor Engineering, Inc.	448,329	405,500
Advanced Semiconductor Engineering, Inc. (ADR)	108,700	489,150
Applied Materials, Inc.	169,100	1,822,898
ARM Holdings PLC (Sponsored ADR)	14,240	402,565
Broadcom Corp.-Class A (a)	129,915	3,942,271
Intel Corp.	148,600	3,701,626
Lam Research Corp. (a)	34,700	1,414,719
Marvell Technology Group Ltd. (a)	266,038	3,756,456
Micron Technology, Inc. (a)	310,800	1,861,692
Powertech Technology, Inc.	91,000	207,415
Samsung Electronics Co., Ltd.	1,150	1,046,637
Sumco Corp. (a)	7,400	62,738
Trina Solar Ltd. (Sponsored ADR) (a)	30,900	247,200

		19,360,867

Company	Shares	U.S. $ Value
Software - 3.0%
Aveva Group PLC	16,540	410,182
Citrix Systems, Inc. (a)	54,470	3,888,613
Intuit, Inc.	69,580	3,704,439
Nintendo Co., Ltd.	1,900	289,251
Oracle Corp.	206,260	6,466,251
SAP AG	27,450	1,643,687
Temenos Group AG (a)	37,832	633,680

		17,036,103

		97,182,731

Consumer Discretionary - 14.7%
Auto Components - 2.0%
BorgWarner, Inc. (a)	41,348	2,725,660
Bridgestone Corp.	38,600	894,440
Faurecia	7,200	151,723
GKN PLC	239,500	735,699
Johnson Controls, Inc.	78,930	2,484,717
Lear Corp.	36,000	1,509,480
Magna International, Inc.-Class A	20,600	734,971
NGK Spark Plug Co., Ltd.	25,000	318,841
Sumitomo Rubber Industries Ltd.	21,600	259,082
TRW Automotive Holdings Corp. (a)	44,300	1,446,838

		11,261,451

Automobiles - 1.6%
Bayerische Motoren Werke AG	5,600	424,519
Ford Motor Co. (a)	78,600	833,160
General Motors Co. (a)	114,600	2,439,834
Harley-Davidson, Inc.	40,881	1,503,195
Kia Motors Corp.	5,910	375,976
Mazda Motor Corp. (a)	245,000	446,815
Nissan Motor Co., Ltd.	117,400	1,078,120
Renault SA	28,540	1,069,406
Volkswagen AG (Preference Shares)	7,220	1,247,589

		9,418,614

Distributors - 0.5%
Inchcape PLC	49,070	252,035
Li & Fung Ltd.	1,350,000	2,808,522

		3,060,557

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	30,800	298,062

Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp. (a)	19,920	930,463
Sands China Ltd. (a)	153,600	459,635
Shangri-La Asia Ltd.	538,500	1,000,997
Starbucks Corp.	84,010	3,652,755

		6,043,850

Company	Shares	U.S. $ Value
Household Durables - 0.5%
MRV Engenharia e Participacoes SA	63,700	410,377
Newell Rubbermaid, Inc.	40,300	616,590
NVR, Inc. (a)	975	653,104
Sharp Corp./Japan	84,000	857,246
Sony Corp.	25,900	477,258

		3,014,575

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	21,085	4,054,435
Rakuten, Inc.	1,175	1,260,673

		5,315,108

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	20,000	288,357

Media - 4.2%
CBS Corp.-Class B	57,100	1,486,884
Comcast Corp.-Class A	309,010	7,005,257
DIRECTV (a)	34,700	1,638,534
Fairfax Media Ltd.	202,800	179,027
Gannett Co., Inc.	140,400	1,524,744
Informa PLC	48,200	274,415
McGraw-Hill Cos., Inc. (The)	29,800	1,272,460
Naspers Ltd.	8,900	402,331
News Corp.-Class A	74,400	1,297,536
Time Warner Cable, Inc.-Class A	33,600	2,032,128
Viacom, Inc.-Class B	50,100	2,242,476
Walt Disney Co. (The)	127,715	4,578,583

		23,934,375

Multiline Retail - 1.0%
Big Lots, Inc. (a)	32,600	1,307,586
Dollar General Corp. (a)	35,974	1,459,465
Don Quijote Co., Ltd.	31,900	1,099,465
Macy’s, Inc.	63,800	2,062,654

		5,929,170

Specialty Retail - 2.1%
Fast Retailing Co., Ltd.	12,200	1,979,775
GameStop Corp.-Class A (a)	27,200	628,864
Hennes & Mauritz AB-Class B	89,159	2,832,583
L’Occitane International SA	8,750	16,003
Limited Brands, Inc.	99,386	4,207,009
Lowe’s Cos., Inc.	92,300	2,216,123

		11,880,357

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	5,900	320,168
PVH Corp.	15,240	1,034,643
Trinity Ltd.	486,000	355,598
VF Corp.	11,717	1,625,031
Yue Yuen Industrial Holdings Ltd.	92,500	266,564

		3,602,004

		84,046,480

Company	Shares	U.S. $ Value
Financials - 13.2%
Capital Markets - 1.4%
Blackstone Group LP	221,330	3,038,861
Deutsche Bank AG	23,500	918,217
Goldman Sachs Group, Inc. (The)	18,505	1,773,889
Legg Mason, Inc.	32,500	862,225
Macquarie Group Ltd.	6,700	167,821
UBS AG (a)	98,329	1,210,867

		7,971,880

Commercial Banks - 4.1%
Australia & New Zealand Banking Group Ltd.	19,800	420,676
Banco Bilbao Vizcaya Argentaria SA	94,549	796,454
Banco do Brasil SA	44,800	599,530
Banco Santander SA	97,297	730,333
Barclays PLC	351,900	1,013,726
BB&T Corp.	41,200	954,604
BNP Paribas SA	47,319	1,883,676
CIT Group, Inc. (a)	21,000	711,060
Hana Financial Group, Inc.	7,130	257,940
HSBC Holdings PLC	331,474	2,585,646
Intesa Sanpaolo SpA	478,970	795,554
Itau Unibanco Holding SA (ADR)	68,190	1,213,782
KB Financial Group, Inc.	16,950	590,853
KBC Groep NV	18,300	204,996
Lloyds Banking Group PLC (a)	1,671,160	653,974
Mitsubishi UFJ Financial Group, Inc.	244,100	1,069,161
National Australia Bank Ltd.	52,200	1,307,066
Societe Generale SA	45,674	1,115,921
Standard Chartered PLC	62,940	1,370,254
Sumitomo Mitsui Financial Group, Inc.	27,700	770,467
Turkiye Is Bankasi-Class C	118,180	244,763
Turkiye Vakiflar Bankasi Tao-Class D	156,276	232,026
Wells Fargo & Co.	162,700	4,207,422

		23,729,884

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd.	37,240	368,752

Diversified Financial Services - 3.5%
Bank of America Corp.	147,500	802,400
Citigroup, Inc.	193,500	5,317,380
IG Group Holdings PLC	155,932	1,182,054
ING Groep NV (a)	165,793	1,293,048
JPMorgan Chase & Co.	308,500	9,554,245
Moody’s Corp.	45,000	1,561,950
ORIX Corp.	6,940	585,562

		20,296,639

Insurance - 3.0%
ACE Ltd.	28,500	1,981,605
Admiral Group PLC	98,060	1,419,233
Aegon NV (a)	143,530	626,567
AIA Group Ltd.	405,200	1,276,284
Allianz SE	12,940	1,344,777
Aviva PLC	78,850	387,023
Berkshire Hathaway, Inc. (a)	14,700	1,157,772
Chubb Corp. (The)	13,300	896,952
Legal & General Group PLC	542,590	906,378

Company	Shares	U.S. $ Value
MetLife, Inc.	73,350	2,309,058
Muenchener Rueckversicherungs AG	6,280	793,661
Prudential PLC	61,700	607,290
Travelers Cos., Inc. (The)	52,900	2,975,625
XL Group PLC	10,100	208,262

		16,890,487

Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	64,570	504,012

Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	128,040	2,152,352
Evergrande Real Estate Group Ltd.	522,000	218,322
Hang Lung Group Ltd.	106,000	568,477
Hang Lung Properties Ltd.	544,000	1,646,773
New World Development Co Ltd.	322,252	276,428

		4,862,352

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp.	91,580	1,150,069

		75,774,075

Energy - 11.7%
Energy Equipment & Services - 2.8%
AMEC PLC	55,180	755,134
FMC Technologies, Inc. (a)	64,920	3,399,211
Petrofac Ltd.	80,440	1,839,114
Schlumberger, Ltd.	95,445	7,189,872
Seadrill Ltd.	17,740	619,586
Technip SA	8,340	794,613
Transocean Ltd./Switzerland	41,800	1,791,130

		16,388,660

Oil, Gas & Consumable Fuels - 8.9%
Afren PLC (a)	463,145	630,812
Anadarko Petroleum Corp.	54,750	4,449,532
BG Group PLC	20,400	437,556
BP PLC	461,040	3,339,016
BP PLC (Sponsored ADR)	76,500	3,331,575
Chevron Corp.	51,500	5,295,230
China Petroleum & Chemical Corp.-Class H	494,000	523,065
ConocoPhillips	73,700	5,256,284
Devon Energy Corp.	35,200	2,304,192
ENI SpA	40,200	851,366
EOG Resources, Inc.	42,320	4,390,277
Exxon Mobil Corp.	26,500	2,131,660
Gazprom OAO (Sponsored ADR)	69,280	796,720
JX Holdings, Inc.	131,400	835,654
LUKOIL OAO (London) (Sponsored ADR)	12,160	683,514
Marathon Oil Corp.	102,200	2,857,512
Marathon Petroleum Corp.	68,700	2,293,893
Nexen, Inc. (Toronto)	42,919	714,931
Noble Energy, Inc.	48,841	4,805,466
OMV AG	16,500	547,937
Petroleo Brasileiro SA (Sponsored ADR)	27,200	681,904
PTT PCL	50,900	499,692
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	54,884	1,917,013
Tesoro Corp. (a)	30,800	735,812
Valero Energy Corp.	18,600	414,222

		50,724,835

		67,113,495

Company	Shares	U.S. $ Value
Health Care - 10.8%
Biotechnology - 1.3%
Amgen, Inc.	23,000	1,331,930
Celgene Corp. (a)	32,894	2,074,954
Gilead Sciences, Inc. (a)	96,720	3,854,292

		7,261,176

Health Care Equipment & Supplies - 0.6%
Cochlear Ltd.	2,800	165,346
Covidien PLC	79,800	3,634,890

		3,800,236

Health Care Providers & Services - 2.2%
Aetna, Inc.	12,400	518,568
Express Scripts, Inc.-Class A (a)	66,550	3,038,007
Health Net, Inc. (a)	29,700	924,858
Humana, Inc.	6,000	532,080
UnitedHealth Group, Inc.	78,300	3,818,691
WellPoint, Inc.	52,500	3,703,875

		12,536,079

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	24,303	676,109

Pharmaceuticals - 6.6%
Allergan, Inc./United States	50,530	4,230,372
Aspen Pharmacare Holdings Ltd. (a)	18,619	224,326
AstraZeneca PLC	55,175	2,541,236
AstraZeneca PLC (Sponsored ADR)	71,700	3,296,766
GlaxoSmithKline PLC	58,800	1,303,127
Johnson & Johnson	104,400	6,756,768
Merck & Co., Inc.	98,500	3,521,375
Novartis AG	31,730	1,713,553
Novo Nordisk A/S-Class B	11,710	1,329,322
Otsuka Holdings Co., Ltd.	18,200	499,483
Perrigo Co.	18,180	1,779,822
Pfizer, Inc.	409,500	8,218,665
Roche Holding AG	8,900	1,415,760
Sanofi	4,549	318,184
Shire PLC	12,810	430,774

		37,579,533

		61,853,133

Industrials - 10.0%
Aerospace & Defense - 1.8%
Boeing Co. (The)	40,660	2,792,935
Goodrich Corp.	10,620	1,295,746
Northrop Grumman Corp.	45,900	2,619,513
Precision Castparts Corp.	22,990	3,787,603
Saab AB	8,000	143,260

		10,639,057

Company	Shares	U.S. $ Value
Air Freight & Logistics - 1.2%
Kuehne & Nagel International AG	6,170	753,304
United Parcel Service, Inc.-Class B	83,720	6,006,910

		6,760,214

Airlines - 0.4%
Cathay Pacific Airways Ltd.	101,000	181,939
Delta Air Lines, Inc. (a)	199,600	1,620,752
Deutsche Lufthansa (REG)	36,800	477,117

		2,279,808

Building Products - 0.2%
Asahi Glass Co., Ltd.	111,000	950,201
Cie de St-Gobain	8,360	354,488

		1,304,689

Commercial Services & Supplies - 0.3%
Aggreko PLC	17,249	514,204
Edenred	4,889	130,149
Serco Group PLC	145,676	1,125,240

		1,769,593

Construction & Engineering - 0.3%
Bouygues SA	27,929	910,311
Larsen & Toubro Ltd.	16,040	399,791
Samsung Engineering Co., Ltd.	2,110	439,340

		1,749,442

Electrical Equipment - 0.6%
Rockwell Automation, Inc.	33,930	2,545,768
Sumitomo Electric Industries Ltd.	75,800	823,112

		3,368,880

Industrial Conglomerates - 2.7%
Bidvest Group Ltd.	20,400	397,764
Cookson Group PLC	27,600	216,279
Danaher Corp.	125,328	6,063,369
General Electric Co.	341,400	5,431,674
Jardine Strategic Holdings Ltd.	6,000	177,938
Keppel Corp., Ltd.	167,000	1,240,535
Tyco International Ltd.	37,200	1,784,112

		15,311,671

Machinery - 1.1%
Flowserve Corp.	30,701	3,155,142
Ingersoll-Rand PLC	37,800	1,251,936
Parker Hannifin Corp.	20,000	1,655,600

		6,062,678

Professional Services - 1.0%
Bureau Veritas SA	3,500	259,332
Capita Group PLC (The)	283,400	2,810,516
Experian PLC	64,390	856,280
Intertek Group PLC	41,047	1,244,079
Randstad Holding NV	18,000	562,891

		5,733,098

Company	Shares	U.S. $ Value
Road & Rail - 0.2%
DSV A/S	20,603	401,278
East Japan Railway Co.	3,200	196,002
Nippon Express Co., Ltd.	127,000	481,308

		1,078,588

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	27,000	558,182
Mitsui & Co., Ltd.	26,800	422,848

		981,030

		57,038,748

Consumer Staples - 8.3%
Beverages - 1.4%
Anheuser-Busch InBev NV	49,588	2,965,200
Asahi Group Holdings Ltd.	32,900	730,254
Constellation Brands, Inc.-Class A (a)	92,300	1,797,081
PepsiCo, Inc./NC	33,940	2,172,160

		7,664,695

Food & Staples Retailing - 1.8%
Delhaize Group SA	9,217	543,578
Empire Co., Ltd.	3,500	210,011
Jeronimo Martins SGPS SA	36,247	661,320
Koninklijke Ahold NV	64,400	819,826
Kroger Co. (The)	53,900	1,249,402
Olam International Ltd.	1,504,105	2,812,185
Safeway, Inc.	10,400	208,000
Sugi Holdings Co., Ltd.	25,000	717,623
Tesco PLC	509,193	3,251,002

		10,472,947

Food Products - 1.6%
ConAgra Foods, Inc.	33,300	841,158
General Mills, Inc.	99,690	3,982,615
Green Mountain Coffee Roasters, Inc. (a)	9,420	493,891
Nestle SA	13,830	776,177
Sara Lee Corp.	32,400	614,304
Smithfield Foods, Inc. (a)	29,500	722,455
Tyson Foods, Inc.-Class A	95,900	1,931,426

		9,362,026

Household Products - 0.9%
Kimberly-Clark Corp.	3,200	228,704
Procter & Gamble Co. (The)	77,395	4,997,395

		5,226,099

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	8,260	974,515

Tobacco - 2.4%
Altria Group, Inc.	109,100	3,130,079
British American Tobacco PLC	71,730	3,328,778
Imperial Tobacco Group PLC	15,630	562,320
Japan Tobacco, Inc.	877	4,208,515
Lorillard, Inc.	22,700	2,533,774

		13,763,466

		47,463,748

Company	Shares	U.S. $ Value
Materials - 5.8%
Chemicals - 3.7%
Agrium, Inc. (Toronto)	2,700	189,512
Air Water, Inc.	10,000	130,640
DIC Corp.	111,000	187,450
Dow Chemical Co. (The)	125,140	3,467,629
Filtrona PLC	47,078	290,572
Huabao International Holdings Ltd.	242,000	142,702
Incitec Pivot Ltd.	12,627	43,669
Israel Chemicals Ltd.	120,368	1,296,254
K&S AG	33,660	1,832,894
Koninklijke DSM NV	21,924	1,067,650
LyondellBasell Industries NV	66,700	2,179,089
Mitsubishi Gas Chemical Co., Inc.	51,000	303,712
Monsanto Co.	70,547	5,181,677
Orica Ltd.	16,150	432,102
Potash Corp. of Saskatchewan, Inc.	90,706	3,931,198
Ube Industries Ltd./Japan	81,000	229,158

		20,905,908

Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	11,679	524,154
Anglo American PLC	18,780	716,964
ArcelorMittal (Euronext Amsterdam)	7,532	141,845
BHP Billiton PLC	27,160	835,233
Dowa Holdings Co., Ltd.	36,000	239,292
Exxaro Resources Ltd.	12,850	286,787
JFE Holdings, Inc.	18,300	336,848
KGHM Polska Miedz SA	10,450	415,301
New Gold, Inc. (a)	15,275	171,028
Newcrest Mining Ltd.	58,800	2,145,094
OneSteel Ltd.	194,200	174,130
Rio Tinto PLC	62,640	3,297,722
Tata Steel Ltd.	16,200	121,408
ThyssenKrupp AG	28,400	733,569
Vale SA (Sponsored ADR) (Local Preference Shares)	49,780	1,088,689
Xstrata PLC	51,610	828,528

		12,056,592

		32,962,500

Utilities - 2.7%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	27,800	1,103,104
E.ON AG	60,500	1,497,596
Edison International	10,200	400,962
EDP - Energias de Portugal SA	182,600	585,245
Great Plains Energy, Inc.	52,200	1,098,288
NV Energy, Inc.	97,600	1,497,184

		6,182,379

Gas Utilities - 0.5%
Atmos Energy Corp.	31,900	1,091,299
Gas Natural SDG SA	50,000	870,439
UGI Corp.	36,100	1,081,556

		3,043,294

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	18,300	734,928

Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	51,700	1,028,830
CMS Energy Corp.	78,900	1,650,588
DTE Energy Co.	41,400	2,179,710
TECO Energy, Inc.	25,600	480,768

		5,339,896

		15,300,497

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	116,400	3,373,272
CenturyLink, Inc.	105,000	3,939,600
Chorus Ltd. (a)	1,632	4,196
Nippon Telegraph & Telephone Corp.	35,800	1,765,601
Telecom Italia SpA (ordinary shares)	1,034,500	1,171,181
Telecom Italia SpA (savings shares)	228,800	223,563
Telenor ASA	18,500	316,510
Vivendi SA	30,250	697,747

		11,491,670

Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	653,400	1,768,824
Vodafone Group PLC (Sponsored ADR)	69,300	1,881,495

		3,650,319

		15,141,989

Total Common Stocks (cost $519,111,137)		553,877,396

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $15,024,056)	15,024,056	15,024,056

Total Investments - 99.4% (cost $534,135,193) (c)		568,901,452
Other assets less liabilities - 0.6% (d)		3,240,534

Net Assets - 100.0%		$572,141,986

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	14	December 2011	$369,959	$437,562	$67,603

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholsale:
Singapore Dollar settling 2/15/12	2,037	$1,576,686	$1,589,683	$12,997
Swedish Krona settling 2/15/12	9,371	1,423,396	1,380,142	(43,254)
Citibank NA:
Euro settling 2/15/12	1,782	2,455,089	2,396,226	(58,863)
Deutsche Bank AG London:
Euro settling 2/15/12	1,722	2,327,979	2,315,545	(12,434)
Norwegian Krone settling 2/15/12	13,733	2,433,893	2,369,919	(63,974)
Swiss Franc settling 2/15/12	3,371	3,678,902	3,697,431	18,529
Goldman Sachs International:
Great British Pound settling 2/15/12	947	1,510,257	1,484,740	(25,517)
Japanese Yen settling 2/15/12	43,535	566,530	562,205	(4,325)
HSBC BankUSA:
Euro settling 2/15/12	349	471,614	469,294	(2,320)
Swedish Krona settling 2/15/12	17,590	2,642,252	2,590,619	(51,633)
Royal Bank of Canada:
Swiss Franc settling 2/15/12	525	587,919	575,838	(12,081)
Swiss Franc settling 2/15/12	2,733	3,055,031	2,997,650	(57,381)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	306,735	3,957,667	3,961,133	3,466
Standard Chartered Bank:
Great British Pound settling 2/15/12	354	569,186	555,013	(14,173)
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/12	295	280,568	288,695	8,127
Great British Pound settling 2/15/12	159	251,265	249,286	(1,979)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	984	987,159	1,003,370	16,211
Australian Dollar settling 2/15/12	767	785,538	782,098	(3,440)
Australian Dollar settling 2/15/12	1,385	1,418,475	1,412,263	(6,212)
Sale Contracts
Citibank N.A.
Euro settling 2/15/12	887	1,222,033	1,192,734	29,299
HSBC BankUSA:
Euro settling 2/15/12	3,327	4,570,000	4,473,761	96,239
Hong Kong Dollar settling 2/15/12	45,080	5,795,462	5,805,252	(9,790)
Royal Bank of Scotland PLC:
Euro settling 2/15/12	944	1,284,369	1,269,382	14,987
Japanese Yen settling 2/15/12	232,323	2,997,561	3,000,186	(2,625)
Standard Chartered Bank:
Great British Pound settling 2/15/12	3,679	5,915,354	5,768,063	147,291
Indian Rupee settling 2/15/12	53,506	1,037,541	1,020,210	17,331
Japanese Yen settling 2/15/12	91,160	1,175,848	1,177,227	(1,379)
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/12	211	206,593	206,489	104
UBS AG:
Canadian Dollar settling 2/15/12	2,152	2,115,903	2,106,001	9,902
Canadian Dollar settling 2/15/12	1,676	1,647,887	1,640,175	7,712

				$10,815

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,105,805 and gross unrealized depreciation of investments was $(36,339,546), resulting in net unrealized appreciation of $34,766,259.
(d)	An amount of U.S. $40,232 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Information Technology	$87,260,794		$9,921,937		$	– 0	–	$97,182,731
Consumer Discretionary	61,913,618		22,132,862			– 0	–	84,046,480
Financials	42,484,425		33,289,650			– 0	–	75,774,075
Energy	51,360,799		15,253,004			499,692		67,113,495
Health Care	51,912,022		9,941,111			– 0	–	61,853,133
Industrials	40,011,060		17,027,688			– 0	–	57,038,748
Consumer Staples	26,086,970		21,376,778			– 0	–	47,463,748
Materials	15,644,287		17,318,213			– 0	–	32,962,500
Utilities	12,347,217		2,953,280			– 0	–	15,300,497
Telecommunication Services	9,198,563		5,943,426			– 0	–	15,141,989
Short-Term Investments	15,024,056		– 0	–		– 0	–	15,024,056

Total Investments in Securities	413,243,811		155,157,949	+		499,692		568,901,452

Other Financial Instruments* :
Assets:
Futures Contracts	67,603		– 0	–		– 0	–	67,603
Forward Currency Exchange Contracts	– 0	–	382,195			– 0	–	382,195
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(371,380)			– 0	–	(371,380)

Total	$413,311,414		$155,168,764			$499,692		$568,979,870

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Total
Balance as of 8/31/11	$199,793		$199,793
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(12,705)		(12,705)
Purchases	312,604		312,604
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/11	$499,692		$499,692

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(12,705)		$(12,705)

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.1%
Long-Term Municipal Bonds - 52.1%
Alabama - 7.0%
Alabama Pub Sch & Clg Auth
NPFGC-RE
5.00%, 12/01/21	$1,700	$1,803,071
Series 2010A
5.00%, 5/01/18	2,040	2,425,091
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,289,644
Jefferson Cnty AL Swr
FGIC
5.125%, 2/01/42 (Pre-refunded/ETM)	1,650	1,694,236
5.25%, 2/01/24 (Pre-refunded/ETM)	1,595	1,639,054
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,100	1,126,752

		12,977,848

Arizona - 1.9%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.14%, 2/01/42 (a)	785	728,103
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,381,694
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	40	39,308
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	350	363,727

		3,512,832

California - 5.2%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,268,760
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	2,822,645
California GO
5.00%, 3/01/16	2,225	2,506,507
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	1,850	2,104,948

		9,702,860

Colorado - 0.2%
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	710	248,500
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (c)	260	117,000

		365,500

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.8%
District of Columbia GO
AMBAC Series 2007
5.25%, 6/01/18	1,200	1,442,700

Florida - 5.9%
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/15-3/01/16	4,000	4,304,840
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,100	1,129,183
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	105	31,500
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	100	80,000
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	245	241,825
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	15	15,047
Series 2010A-2
6.125%, 5/01/35 (c)(d)	35	25,888
Series 2010B
5.125%, 5/01/17 (c)(d)	75	64,623
Series 4B
5.125%, 5/01/09 (c)(e)	25	0
Palm Beach Cnty FL Sch Brd COP
NPFGC-RE
5.00%, 8/01/13	1,030	1,097,465
Parkway Center CDD FL
Series B
5.625%, 5/01/14	125	108,866
Sarasota Cnty FL Sch Brd COP
5.00%, 7/01/22	1,165	1,302,575
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,615,800
Verano CDD FL
Series B
5.00%, 11/01/13	640	588,730
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	105	93,308
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	296,626

		10,996,276

Guam - 0.1%
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	225	230,495

	Principal Amount (000)	U.S. $ Value
Illinois - 5.1%
Cook Cnty IL GO
5.00%, 11/15/25	3,755	3,982,741
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	3,605	3,684,166
Illinois GO
NPFGC-RE
5.00%, 4/01/15	1,545	1,696,363
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	97,452

		9,460,722

Indiana - 1.1%
Indiana Bond Bank Gas (JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	2,103,420

Louisiana - 2.9%
Louisiana GO
NPFGC Series A
5.25%, 8/01/16	3,830	4,386,039
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	1,000	1,063,250

		5,449,289

Nevada - 0.2%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	35	26,164
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	245	245,336

		271,500

New Jersey - 3.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/12	3,775	3,869,299
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	1,775	1,931,928

		5,801,227

New York - 0.7%
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,355,265

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	869,435

	Principal Amount (000)	U.S. $ Value
Ohio - 2.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series 2007A
5.00%, 2/01/12	1,000	1,005,850
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	1,000	1,084,110
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp Llc)
Series A
7.00%, 8/01/21 (c)(e)	230	184,607
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	1,620	1,688,575

		3,963,142

Pennsylvania - 0.2%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	145	144,891
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (c)	205	194,184

		339,075

Puerto Rico - 4.7%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	2,300	2,573,079
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/14	2,820	3,043,964
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	3,034,818

		8,651,861

South Carolina - 1.5%
South Carolina Pub Svc Auth
AGM
5.00%, 1/01/14	2,450	2,667,928

Texas - 7.8%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,945	4,280,838
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	2,815	3,150,107
Houston TX GO
NPFGC
5.00%, 3/01/15	3,300	3,717,351
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,334,701

		14,482,997

	Principal Amount (000)	U.S. $ Value
Washington - 1.1%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	1,815	2,052,820

Total Municipal Obligations (cost $93,150,559)		96,697,192

	Shares
COMMON STOCKS - 45.6%
Information Technology - 7.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	27,000	503,280
Motorola Solutions, Inc.	2,186	102,021
QUALCOMM, Inc.	19,825	1,086,410
Riverbed Technology, Inc. (f)	5,203	135,278

		1,826,989

Computers & Peripherals - 2.2%
Apple, Inc. (f)	5,920	2,262,624
Dell, Inc. (f)	7,100	111,896
EMC Corp./Massachusetts (f)	29,285	673,848
Fujitsu Ltd.	19,000	101,110
Hewlett-Packard Co.	22,900	640,055
Logitech International SA (f)	15,040	124,313
Pegatron Corp.	18,000	19,131
Seagate Technology PLC	6,300	107,730
Wistron Corp.	49,000	61,697

		4,102,404

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	138,070	66,969
Corning, Inc.	23,300	309,191
LG Display Co., Ltd.	4,470	106,585

		482,745

Internet Software & Services - 0.9%
Google, Inc.-Class A (f)	2,505	1,501,472
Kakaku.com, Inc.	1,400	53,681
Telecity Group PLC (f)	17,544	168,676

		1,723,829

IT Services - 0.4%
Accenture PLC	7,440	430,999
Visa, Inc.-Class A	4,245	411,638

		842,637

Company	Shares	U.S. $ Value
Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	14,500	109,652

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Semiconductor Engineering, Inc.	65,974	59,671
Advanced Semiconductor Engineering, Inc. (ADR)	16,800	75,600
Applied Materials, Inc.	25,400	273,812
ARM Holdings PLC (Sponsored ADR)	2,150	60,780
Broadcom Corp.-Class A (f)	19,646	596,158
Intel Corp.	23,500	585,385
Lam Research Corp. (f)	5,300	216,081
Marvell Technology Group Ltd. (f)	40,573	572,891
Micron Technology, Inc. (f)	48,400	289,916
Powertech Technology, Inc.	11,000	25,072
Samsung Electronics Co., Ltd.	190	172,923
Sumco Corp. (f)	1,600	13,565
Trina Solar Ltd. (Sponsored ADR) (f)	4,800	38,400

		2,980,254

Software - 1.4%
Aveva Group PLC	2,560	63,487
Citrix Systems, Inc. (f)	8,275	590,752
Intuit, Inc.	10,580	563,279
Microsoft Corp.	1,200	30,696
Nintendo Co., Ltd.	300	45,671
Oracle Corp.	31,500	987,525
SAP AG	4,250	254,487
Temenos Group AG (f)	5,852	98,020

		2,633,917

		14,702,427

Consumer Discretionary - 6.9%
Auto Components - 0.9%
BorgWarner, Inc. (f)	6,288	414,505
Bridgestone Corp.	6,000	139,032
Faurecia	1,509	31,799
GKN PLC	42,700	131,166
Johnson Controls, Inc.	11,940	375,871
Lear Corp.	5,800	243,194
Magna International, Inc.-Class A	2,400	85,628
NGK Spark Plug Co., Ltd.	5,000	63,768
Sumitomo Rubber Industries Ltd.	2,800	33,585
TRW Automotive Holdings Corp. (f)	6,300	205,758

		1,724,306

Automobiles - 0.8%
Bayerische Motoren Werke AG	1,390	105,372
Ford Motor Co. (f)	13,000	137,800
General Motors Co. (f)	17,000	361,930
Harley-Davidson, Inc.	6,102	224,370
Kia Motors Corp.	870	55,347
Mazda Motor Corp. (f)	38,000	69,302
Nissan Motor Co., Ltd.	17,400	159,790
Renault SA	4,220	158,125
Volkswagen AG (Preference Shares)	1,200	207,355

		1,479,391

Company	Shares	U.S. $ Value
Distributors - 0.3%
Inchcape PLC	9,300	47,767
Li & Fung Ltd.	202,000	420,238

		468,005

Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	4,600	44,516

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp. (f)	3,060	142,932
Sands China Ltd. (f)	15,600	46,682
Shangri-La Asia Ltd.	85,833	159,552
Starbucks Corp.	12,660	550,457

		899,623

Household Durables - 0.3%
MRV Engenharia e Participacoes SA	9,500	61,202
Newell Rubbermaid, Inc.	7,400	113,220
NVR, Inc. (f)	145	97,128
Sharp Corp./Japan	13,000	132,669
Sony Corp.	5,000	92,135

		496,354

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (f)	3,165	608,598
Rakuten, Inc.	180	193,124

		801,722

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	61,997

Media - 1.9%
CBS Corp.-Class B	7,400	192,696
Comcast Corp.-Class A	47,410	1,074,785
DIRECTV (f)	4,900	231,378
Fairfax Media Ltd.	58,170	51,351
Gannett Co., Inc.	15,300	166,158
McGraw-Hill Cos., Inc. (The)	3,600	153,720
Naspers Ltd.	1,400	63,288
News Corp.-Class A	11,000	191,840
Time Warner Cable, Inc.-Class A	4,500	272,160
Viacom, Inc.-Class B	6,900	308,844
Walt Disney Co. (The)	19,700	706,245

		3,412,465

Multiline Retail - 0.4%
Big Lots, Inc. (f)	4,600	184,506
Dollar General Corp. (f)	5,529	224,312
Don Quijote Co., Ltd.	4,700	161,990
Macy’s, Inc.	7,100	229,543

		800,351

Specialty Retail - 1.1%
Fast Retailing Co., Ltd.	1,900	308,326
GameStop Corp.-Class A (f)	4,800	110,976
Gap, Inc. (The)	11,200	209,328
Hennes & Mauritz AB-Class B	13,504	429,022

Company	Shares	U.S. $ Value
L’Occitane International SA	10,000	18,289
Limited Brands, Inc.	15,252	645,617
Lowe’s Cos., Inc.	14,000	336,140

		2,057,698

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	910	49,382
PVH Corp.	2,320	157,505
Trinity Ltd.	84,000	61,461
VF Corp.	1,769	245,342
Yue Yuen Industrial Holdings Ltd.	18,500	53,313

		567,003

		12,813,431

Financials - 6.5%
Capital Markets - 0.7%
Blackstone Group LP	34,549	474,358
Deutsche Bank AG	2,800	109,404
Goldman Sachs Group, Inc. (The)	2,815	269,846
Legg Mason, Inc.	6,500	172,445
Macquarie Group Ltd.	1,000	25,048
Morgan Stanley	5,600	82,824
UBS AG (f)	16,453	202,610

		1,336,535

Commercial Banks - 2.1%
Australia & New Zealand Banking Group Ltd.	3,100	65,864
Banco Bilbao Vizcaya Argentaria SA	13,952	117,528
Banco do Brasil SA	7,200	96,353
Banco Santander SA	14,356	107,759
Barclays PLC	40,700	117,245
BNP Paribas SA	7,474	297,525
CIT Group, Inc. (f)	6,900	233,634
Hana Financial Group, Inc.	900	32,559
HSBC Holdings PLC	51,380	400,787
Intesa Sanpaolo SpA	71,500	118,759
Itau Unibanco Holding SA (ADR)	10,180	181,204
KB Financial Group, Inc.	2,508	87,425
KBC Groep NV	2,700	30,245
Lloyds Banking Group PLC (f)	223,400	87,423
Mitsubishi UFJ Financial Group, Inc.	42,300	185,275
National Australia Bank Ltd.	8,500	212,836
PNC Financial Services Group, Inc.	2,700	146,367
Regions Financial Corp.	6,200	25,482
Societe Generale SA	7,215	176,279
Standard Chartered PLC	9,730	211,830
Sumitomo Mitsui Financial Group, Inc.	5,500	152,981
Turkiye Is Bankasi-Class C	17,420	36,079
Turkiye Vakiflar Bankasi Tao-Class D	28,000	41,572
Wells Fargo & Co.	27,300	705,978

		3,868,989

Consumer Finance - 0.0%
Shriram Transport Finance Co., Ltd.	5,500	54,461

Diversified Financial Services - 1.7%
Bank of America Corp.	24,100	131,104
Citigroup, Inc.	29,300	805,164

Company	Shares	U.S. $ Value
IG Group Holdings PLC	23,598	178,886
ING Groep NV (f)	24,814	193,529
JPMorgan Chase & Co.	49,685	1,538,744
Moody’s Corp.	6,800	236,028
ORIX Corp.	1,050	88,594

		3,172,049

Insurance - 1.5%
ACE Ltd.	4,700	326,791
Admiral Group PLC	16,300	235,912
Aegon NV (f)	21,190	92,503
AIA Group Ltd.	63,400	199,695
Allianz SE	1,910	198,495
Aviva PLC	12,200	59,882
Berkshire Hathaway, Inc. (f)	2,000	157,520
Chubb Corp. (The)	3,600	242,784
Legal & General Group PLC	84,480	141,121
MetLife, Inc.	11,100	349,428
Muenchener Rueckversicherungs AG	930	117,532
Prudential PLC	9,600	94,489
Travelers Cos., Inc. (The)	8,000	450,000
XL Group PLC	1,600	32,992

		2,699,144

Real Estate Investment Trusts (REITs) - 0.0%
British Land Co. PLC	9,670	75,481

Real Estate Management & Development - 0.4%
CBRE Group, Inc. (f)	19,370	325,610
Evergrande Real Estate Group Ltd.	104,000	43,497
Hang Lung Group Ltd.	16,200	86,880
Hang Lung Properties Ltd.	84,000	254,281
New World Development Co Ltd.	44,523	38,192

		748,460

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	14,340	180,083

		12,135,202

Energy - 5.5%
Energy Equipment & Services - 1.4%
AMEC PLC	8,751	119,757
FMC Technologies, Inc. (f)	9,870	516,793
Petrofac Ltd.	12,450	284,647
Schlumberger, Ltd.	14,510	1,093,038
Seadrill Ltd.	2,740	95,697
Technip SA	1,326	126,338
Transocean Ltd./Switzerland	6,600	282,810

		2,519,080

Oil, Gas & Consumable Fuels - 4.1%
Afren PLC (f)	75,786	103,222
Anadarko Petroleum Corp.	8,375	680,636
BG Group PLC	3,100	66,491
BP PLC	68,500	496,101
BP PLC (Sponsored ADR)	11,700	509,535
Chevron Corp.	7,550	776,291
China Petroleum & Chemical Corp.-Class H	68,000	72,001

Company	Shares	U.S. $ Value
ConocoPhillips	11,700	834,444
Devon Energy Corp.	5,300	346,938
ENI SpA	8,200	173,662
EOG Resources, Inc.	6,430	667,048
Exxon Mobil Corp.	3,300	265,452
Gazprom OAO (Sponsored ADR)	10,800	124,200
JX Holdings, Inc.	19,500	124,013
LUKOIL OAO (London) (Sponsored ADR)	1,700	95,557
Marathon Oil Corp.	15,700	438,972
Marathon Petroleum Corp.	10,100	337,239
Nexen, Inc. (Toronto)	6,475	107,858
Noble Energy, Inc.	7,421	730,152
OMV AG	1,400	46,492
Petroleo Brasileiro SA (Sponsored ADR)	4,000	100,280
PTT PCL	7,500	73,629
Royal Dutch Shell PLC (ADR)	1,300	91,000
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	10,988	383,794
Valero Energy Corp.	2,800	62,356

		7,707,363

		10,226,443

Health Care - 5.1%
Biotechnology - 0.6%
Amgen, Inc.	3,600	208,476
Celgene Corp. (f)	4,642	292,817
Gilead Sciences, Inc. (f)	14,570	580,615

		1,081,908

Health Care Equipment & Supplies - 0.3%
Cochlear Ltd.	450	26,573
Covidien PLC	12,420	565,731

		592,304

Health Care Providers & Services - 1.0%
Aetna, Inc.	1,900	79,458
Express Scripts, Inc.-Class A (f)	10,370	473,390
Health Net, Inc. (f)	5,800	180,612
UnitedHealth Group, Inc.	11,900	580,363
WellPoint, Inc.	8,900	627,895

		1,941,718

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (f)	3,672	102,155

Pharmaceuticals - 3.1%
Allergan, Inc./United States	8,005	670,179
Aspen Pharmacare Holdings Ltd. (f)	2,744	33,060
AstraZeneca PLC	8,500	391,491
AstraZeneca PLC (Sponsored ADR)	10,400	478,192
GlaxoSmithKline PLC	9,100	201,674
Johnson & Johnson	15,400	996,688
Merck & Co., Inc.	16,400	586,300
Novartis AG	4,020	217,097
Novo Nordisk A/S-Class B	1,970	223,635
Otsuka Holdings Co., Ltd.	2,200	60,377
Perrigo Co.	2,750	269,225
Pfizer, Inc.	61,000	1,224,270

Company	Shares	U.S. $ Value
Roche Holding AG	1,400	222,704
Sanofi	707	49,452
Shire PLC	2,000	67,256

		5,691,600

		9,409,685

Industrials - 4.6%
Aerospace & Defense - 0.7%
Boeing Co. (The)	6,150	422,443
Goodrich Corp.	510	62,225
Northrop Grumman Corp.	5,400	308,178
Precision Castparts Corp.	3,565	587,334

		1,380,180

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	968	118,185
United Parcel Service, Inc.-Class B	12,735	913,736

		1,031,921

Airlines - 0.2%
Cathay Pacific Airways Ltd.	16,000	28,822
Delta Air Lines, Inc. (f)	30,400	246,848
Deutsche Lufthansa (REG)	5,700	73,901

		349,571

Building Products - 0.1%
Asahi Glass Co., Ltd.	17,000	145,526
Cie de St-Gobain	1,480	62,756

		208,282

Commercial Services & Supplies - 0.1%
Aggreko PLC	2,617	78,015
Edenred	598	15,919
Serco Group PLC	22,253	171,888

		265,822

Construction & Engineering - 0.2%
Bouygues SA	4,562	148,693
Larsen & Toubro Ltd.	2,510	62,561
Samsung Engineering Co., Ltd.	310	64,547

		275,801

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	5,510	413,415
Sumitomo Electric Industries Ltd.	11,200	121,621

		535,036

Industrial Conglomerates - 1.2%
Cookson Group PLC	6,700	52,502
Danaher Corp.	19,136	925,800
General Electric Co.	53,900	857,549
Keppel Corp., Ltd.	25,800	191,652
Tyco International Ltd.	6,000	287,760

		2,315,263

Machinery - 0.5%
Flowserve Corp.	4,721	485,177
Ingersoll-Rand PLC	5,300	175,536
Parker Hannifin Corp.	2,700	223,506

		884,219

Company	Shares	U.S. $ Value
Professional Services - 0.5%
Bureau Veritas SA	550	40,752
Capita Group PLC (The)	42,560	422,074
Experian PLC	10,200	135,643
Intertek Group PLC	6,425	194,733
Randstad Holding NV	2,500	78,179

		871,381

Road & Rail - 0.1%
DSV A/S	3,220	62,715
East Japan Railway Co.	500	30,626
Nippon Express Co., Ltd.	27,000	102,325

		195,666

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	4,400	90,963
Mitsui & Co., Ltd.	6,200	97,823

		188,786

		8,501,928

Consumer Staples - 3.8%
Beverages - 0.6%
Anheuser-Busch InBev NV	7,481	447,340
Asahi Group Holdings Ltd.	3,600	79,906
Constellation Brands, Inc.-Class A (f)	12,600	245,322
PepsiCo, Inc./NC	5,225	334,400

		1,106,968

Food & Staples Retailing - 0.9%
Delhaize Group SA	1,500	88,463
Jeronimo Martins SGPS SA	6,740	122,970
Koninklijke Ahold NV	9,900	126,029
Kroger Co. (The)	13,800	319,884
Olam International Ltd.	228,136	426,540
Safeway, Inc.	2,200	44,000
Sugi Holdings Co., Ltd.	4,000	114,820
Tesco PLC	83,685	534,297

		1,777,003

Food Products - 0.8%
ConAgra Foods, Inc.	6,800	171,768
General Mills, Inc.	15,670	626,017
Green Mountain Coffee Roasters, Inc. (f)	1,422	74,555
Nestle SA	2,300	129,082
Sara Lee Corp.	7,000	132,720
Tyson Foods, Inc.-Class A	15,000	302,100

		1,436,242

Household Products - 0.3%
Procter & Gamble Co. (The)	8,335	538,191

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,260	148,655

Company	Shares	U.S. $ Value
Tobacco - 1.1%
Altria Group, Inc.	16,900	484,861
British American Tobacco PLC	10,979	509,503
Imperial Tobacco Group PLC	3,500	125,920
Japan Tobacco, Inc.	119	571,052
Lorillard, Inc.	3,500	390,670

		2,082,006

		7,089,065

Materials - 2.8%
Chemicals - 1.7%
Agrium, Inc. (Toronto)	400	28,076
Air Water, Inc.	2,000	26,128
DIC Corp.	18,000	30,397
Dow Chemical Co. (The)	18,960	525,382
Filtrona PLC	7,550	46,600
Huabao International Holdings Ltd.	50,000	29,484
Israel Chemicals Ltd.	18,620	200,520
K&S AG	5,210	283,701
Koninklijke DSM NV	3,713	180,815
LyondellBasell Industries NV	10,100	329,967
Mitsubishi Gas Chemical Co., Inc.	8,000	47,641
Monsanto Co.	10,672	783,858
Orica Ltd.	2,530	67,691
Potash Corp. of Saskatchewan, Inc.	13,888	601,906
Ube Industries Ltd./Japan	5,000	14,146

		3,196,312

Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd.	1,899	85,227
Anglo American PLC	2,880	109,950
ArcelorMittal (Euronext Amsterdam)	2,787	52,485
BHP Billiton PLC	4,306	132,419
Dowa Holdings Co., Ltd.	8,000	53,176
Exxaro Resources Ltd.	1,990	44,413
JFE Holdings, Inc.	2,700	49,699
KGHM Polska Miedz SA	1,540	61,202
New Gold, Inc. (f)	3,441	38,528
Newcrest Mining Ltd.	9,100	331,979
OneSteel Ltd.	15,600	13,988
Rio Tinto PLC	10,896	573,626
Tata Steel Ltd.	2,500	18,736
ThyssenKrupp AG	4,100	105,903
Vale SA (Sponsored ADR) (Local Preference Shares)	6,840	149,591
Xstrata PLC	8,750	140,469

		1,961,391

		5,157,703

Utilities - 1.3%
Electric Utilities - 0.5%
E.ON AG	9,400	232,684
Edison International	1,400	55,034
EDP - Energias de Portugal SA	31,500	100,960
Great Plains Energy, Inc.	8,500	178,840
NV Energy, Inc.	16,000	245,440
Pepco Holdings, Inc.	7,300	144,394

		957,352

Company	Shares	U.S. $ Value
Gas Utilities - 0.2%
Atmos Energy Corp.	5,200	177,892
Gas Natural SDG SA	7,700	134,048

		311,940

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	4,000	160,640

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	9,900	197,010
CMS Energy Corp.	12,300	257,316
DTE Energy Co.	6,900	363,285
NiSource, Inc.	7,900	180,989

		998,600

		2,428,532

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	17,700	512,946
CenturyLink, Inc.	14,900	559,048
Nippon Telegraph & Telephone Corp.	5,800	286,047
Telecom Italia SpA (ordinary shares)	146,500	165,856
Telecom Italia SpA (savings shares)	54,100	52,862
Telenor ASA	2,900	49,615
Vivendi SA	4,680	107,949

		1,734,323

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	101,487	274,736
Vodafone Group PLC (Sponsored ADR)	11,000	298,650

		573,386

		2,307,709

Total Common Stocks (cost $77,553,567)		84,772,125

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (g) (cost $3,106,986)	3,106,986	3,106,986

Total Investments - 99.4% (cost $173,811,112) (h)		184,576,303
Other assets less liabilities - 0.6% (i)		1,196,487

Net Assets - 100.0%		$185,772,790

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	3	December 2011	$79,277	$93,763	$14,486

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Euro settling 2/15/12	261	$359,584	$350,963	$(8,621)
Deutsche Bank AG London:
Euro settling 2/15/12	297	401,515	399,370	(2,145)
Norwegian Krone settling 2/15/12	2,076	367,929	358,258	(9,671)
Swiss Franc settling 2/15/12	527	575,135	578,032	2,897
Goldman Sachs International:
Great British Pound settling 2/15/12	257	409,858	402,933	(6,925)
HSBC BankUSA:
Swedish Krona settling 2/15/12	2,605	391,306	383,659	(7,647)
Royal Bank of Canada:
Swiss Franc settling 2/15/12	385	430,365	422,282	(8,083)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	47,008	606,524	607,055	531
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/12	127	127,584	129,500	1,916
Australian Dollar settling 2/15/12	139	141,941	141,736	(205)
Australian Dollar settling 2/15/12	297	303,285	302,847	(438)
Canadian Dollar settling 2/15/12	35	33,578	34,252	674
Euro settling 2/15/12	44	59,415	59,166	(249)
Great British Pound settling 2/15/12	26	41,087	40,763	(324)
Great British Pound settling 2/15/12	51	81,861	79,959	(1,902)
Japanese Yen settling 2/15/12	3,556	46,219	45,922	(297)
Japanese Yen settling 2/15/12	12,920	168,148	166,847	(1,301)
Singapore Dollar settling 2/15/12	341	263,664	266,118	2,454
Swedish Krona settling 2/15/12	361	53,772	53,167	(605)
Swedish Krona settling 2/15/12	1,451	220,426	213,700	(6,726)
Swiss Franc settling 2/15/12	57	62,947	62,519	(428)
Swiss Franc settling 2/15/12	65	72,881	71,295	(1,586)
Sale Contracts
Citibank N.A.
Euro settling 2/15/12	276	380,249	371,132	9,117
HSBC BankUSA:
Euro settling 2/15/12	421	578,290	566,111	12,179
Hong Kong Dollar settling 2/15/12	6,657	855,821	857,267	(1,446)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	29,727	383,554	383,890	(336)
Standard Chartered Bank:
Great British Pound settling 2/15/12	596	958,291	934,430	23,861
Indian Rupee settling 2/15/12	8,178	158,581	155,932	2,649
Japanese Yen settling 2/15/12	27,001	348,279	348,687	(408)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/12	132	$128,433	$134,598	$(6,165)
Canadian Dollar settling 2/15/12	339	332,852	331,754	1,098
Canadian Dollar settling 2/15/12	234	229,756	228,998	758
Euro settling 2/15/12	186	252,815	250,111	2,704
Euro settling 2/15/12	70	92,568	94,128	(1,560)

				$(6,230)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$970	2/12/12	SIFMA	*	3.548%	$8,160

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Fair valued.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,941,204 and gross unrealized depreciation of investments was $(6,176,013), resulting in net unrealized appreciation of $10,765,191.
(i)	An amount of U.S. $8,621 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

As of November 30, 2011, the Strategy held 52.4% of its total investments in municipal bonds. Of the total investments in municipal bonds, 39.2% is insured (11.8% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation

ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PUD	-	Public Utility District
REG	-	Registered Shares
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$96,697,192		$	– 0	–^	$96,697,192
Common Stocks
Information Technology		13,157,717		1,544,710			– 0	–	14,702,427
Consumer Discretionary		9,308,204		3,505,227			– 0	–	12,813,431
Financials		7,039,364		5,095,838			– 0	–	12,135,202
Energy		7,740,562		2,412,252			73,629		10,226,443
Health Care		7,916,366		1,493,319			– 0	–	9,409,685
Industrials		5,909,507		2,592,421			– 0	–	8,501,928
Consumer Staples		3,813,143		3,275,922			– 0	–	7,089,065
Materials		2,392,944		2,764,759			– 0	–	5,157,703
Utilities		1,960,840		467,692			– 0	–	2,428,532
Telecommunication Services		1,370,644		937,065			– 0	–	2,307,709
Short-Term Investment		3,106,986		– 0	–		– 0	–	3,106,986

Total Investments in Securities		63,716,277		120,786,397	+		73,629		184,576,303
Other Financial Instruments* :
Assets:
Futures Contracts		14,486		– 0	–		– 0	–	14,486
Forward Currency Exchange Contracts		– 0	–	60,838			– 0	–	60,838
Interest Rate Swap Contracts		– 0	–	– 0	–		8,160		8,160
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(67,068)			– 0	–	(67,068)

Total		$63,730,763		$120,780,167			$81,789		$184,592,719

^	The Strategy held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Municipal Obligations*			Energy		Interest Rate Swap		Total
Balance as of 08/31/11	$	– 0	–	$54,888		$16,036		$70,924
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–	8,211		8,211
Change in unrealized appreciation/depreciation		– 0	–	(5,143)		(7,876)		(13,019)
Purchases		– 0	–	23,884		– 0	–	23,884
Sales		– 0	–	– 0	–	– 0	–	– 0	–
Settlements		– 0	–			(8,211)		(8,211)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$	– 0	–	$73,629		$8,160		$81,789

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$	– 0	–	$(5,143)		$(7,876)		$(13,019)

*	The Strategy held a security with zero market value at period end.

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

November 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.7%
Long-Term Municipal Bonds - 69.1%
Alabama - 3.0%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,065	$1,085,491
NPFGC-RE
5.00%, 12/01/21	400	424,252
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,000	1,024,320

		2,534,063

Arizona - 3.0%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.14%, 2/01/42 (a)	235	217,967
Arizona Trans Brd Fed Hwy Grant
AMBAC Series 2004B
5.00%, 7/01/15	565	615,607
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/24	675	777,485
Pima Cnty AZ Swr
Series 2011A
5.00%, 7/01/12	910	930,921

		2,541,980

California - 2.2%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,020	1,084,505
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	735	781,202

		1,865,707

Colorado - 2.5%
Adonea Met Dist #2 CO
4.375%, 12/01/15	490	473,913
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	500	568,700
Series 2011B
4.00%, 11/15/14	500	532,885
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	555	574,830

		2,150,328

Delaware - 1.7%
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	1,380	1,417,453

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	$275	$309,636

Florida - 6.2%
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,000	1,026,530
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,063,873
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	130	140,614
Series 2010A
5.00%, 7/01/16	365	404,022
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	740	798,490
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/19	1,140	1,342,202
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty FL Non-Ad Valorem)
5.00%, 9/01/13	410	439,967

		5,215,698

Georgia - 3.4%
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	1,500	1,563,825
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	385	402,968
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	495,063
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	417,999

		2,879,855

Illinois - 0.8%
Illinois GO
AMBAC Series B
5.00%, 3/01/14	600	645,498

Indiana - 0.3%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	161,200
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	75	83,615

		244,815

	Principal Amount (000)	U.S. $ Value
Louisiana - 1.3%
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	$330	$331,050
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	265	281,761
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	478,044

		1,090,855

Massachusetts - 3.9%
Boston MA GO
4.00%, 4/01/13	1,175	1,230,566
Massachusetts GO
Series 2011B
4.00%, 8/01/13	1,115	1,180,395
AGM Series 2006C
4.651%, 11/01/19 (b)	300	298,944
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/16	540	590,398

		3,300,303

Michigan - 0.3%
Detroit MI Swr Disp
AGM
0.849%, 7/01/32 (b)	410	273,720

Mississippi - 0.3%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	245	245,882

Missouri - 1.3%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	630	658,438
St. Louis MO Arpt (Lambert- St. Louis Intl Airport)
NPFGC
5.50%, 7/01/16	375	424,181

		1,082,619

Nevada - 2.7%
Clark Cnty NV SD GO
AGM Series C
5.00%, 6/15/19	750	832,350
NPFGC Series 2003D
5.50%, 6/15/13	780	835,310
Nevada GO
Series 2008C
5.00%, 6/01/15	565	633,817

		2,301,477

	Principal Amount (000)	U.S. $ Value
New Jersey - 0.6%
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	$420	$475,726

New Mexico - 0.6%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	500	527,045

New York - 6.5%
Metropolitan Trnsp Auth NY (New York St Lease Mta Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	445	458,168
New York NY GO
Series 04G
5.00%, 8/01/12	685	705,975
Series C
5.25%, 8/01/17	160	190,691
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	280	318,758
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,157,200
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,399,466
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	642,832
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	550	631,999

		5,505,089

North Carolina - 2.5%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	233,647
Series C
5.30%, 1/01/15	800	833,432
North Carolina Mun Pwr Agy #1
5.50%, 1/01/13 (Pre-refunded/ETM)	140	147,616
Series A
5.50%, 1/01/13	295	310,195
North Carolina Turnpike Auth
4.00%, 7/01/14	580	623,610

		2,148,500

	Principal Amount (000)	U.S. $ Value
Ohio - 4.1%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	$515	$516,581
AMBAC Series 2006A
5.00%, 1/01/16	490	534,561
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	634,204
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	285	321,306
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	1,355	1,368,794
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	140	145,926

		3,521,372

Oregon - 1.1%
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	890	907,017

Pennsylvania - 3.8%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	245	248,031
Pennsylvania Turnpike Comm
Series 2009 B
5.00%, 6/01/21	715	779,707
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	876,281
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	1,020	1,051,793
Pittsburgh PA GO
5.00%, 9/01/14	285	306,010

		3,261,822

Puerto Rico - 3.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	750	810,172
Puerto Rico GO
5.25%, 7/01/12	700	716,072
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	400	413,652
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
4.749%, 7/01/28 (b)	280	206,287
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	605	667,660

		2,813,843

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.8%
Rhode Island Higher Ed Svgs Tr (Rhode Island Dot Fed Hwy Grant)
Series 2009A
5.25%, 6/15/18	$600	$699,984

Texas - 8.8%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	555	602,247
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,137,856
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	739,284
Lower Colorado River Auth TX
5.00%, 5/15/24	295	329,618
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	463,285
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	540	638,145
Spring TX ISD GO
5.00%, 8/15/24	600	694,692
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,400	1,429,904
Texas PFA (Texas Workforce Commission)
Series 2010A
5.00%, 7/01/13	1,200	1,285,440
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (b)	110	110,604

		7,431,075

Washington - 2.5%
King Cnty WA Swr
5.00%, 1/01/29	625	684,681
Washington St GO
5.00%, 2/01/23	1,200	1,408,692

		2,093,373

	Principal Amount (000)	U.S. $ Value
Wisconsin - 1.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	$1,000	$1,029,660

Short-Term Municipal Notes - 0.6%
Connecticut - 0.3%
Connecticut Hlth & Ed Facs Auth (Yale Univ)
Series 2001V-2
0.05%, 7/01/36 (c)	250	250,000

Massachusetts - 0.3%
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
0.05%, 11/01/49 (c)	250	250,000

Total Municipal Obligations (cost $57,344,279)		59,014,395

	Shares
COMMON STOCKS - 28.7%
Information Technology - 5.1%
Communications Equipment - 0.6%
Cisco Systems, Inc.	7,900	147,256
Motorola Solutions, Inc.	425	19,835
QUALCOMM, Inc.	5,765	315,922
Riverbed Technology, Inc. (d)	1,502	39,052

		522,065

Computers & Peripherals - 1.4%
Apple, Inc. (d)	1,730	661,206
Dell, Inc. (d)	2,100	33,096
EMC Corp./Massachusetts (d)	8,523	196,114
Fujitsu Ltd.	6,000	31,929
Hewlett-Packard Co.	7,500	209,625
Logitech International SA (d)	4,090	33,806
Seagate Technology PLC	1,800	30,780
Wistron Corp.	13,649	17,186

		1,213,742

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp.	48,710	23,626
Corning, Inc.	7,400	98,198
LG Display Co., Ltd.	1,260	30,044

		151,868

Internet Software & Services - 0.6%
Google, Inc. - Class A (d)	735	440,552
Kakaku.com, Inc.	400	15,337
Telecity Group PLC (d)	4,820	46,342

		502,231

IT Services - 0.3%
Accenture PLC	2,138	123,854
Visa, Inc. - Class A	1,280	124,122

		247,976

Company	Shares	U.S. $ Value
Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	4,500	$34,030

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Semiconductor Engineering, Inc.	17,838	16,134
Advanced Semiconductor Engineering, Inc. (ADR)	4,800	21,600
Applied Materials, Inc.	7,400	79,772
ARM Holdings PLC (Sponsored ADR)	630	17,810
Broadcom Corp. - Class A (d)	5,750	174,484
Intel Corp.	7,100	176,861
Lam Research Corp. (d)	1,700	69,309
Marvell Technology Group Ltd. (d)	11,695	165,133
Micron Technology, Inc. (d)	12,800	76,672
Powertech Technology, Inc.	4,000	9,117
Samsung Electronics Co., Ltd.	50	45,506
Trina Solar Ltd. (Sponsored ADR) (d)	1,400	11,200

		863,598

Software - 1.0%
Aveva Group PLC	740	18,351
Citrix Systems, Inc. (d)	2,405	171,693
Intuit, Inc.	3,075	163,713
Microsoft Corp.	1,600	40,928
Nintendo Co., Ltd.	100	15,224
Oracle Corp.	9,365	293,593
SAP AG	1,190	71,256
Temenos Group AG (d)	1,700	28,475
		803,233

		4,338,743

Consumer Discretionary - 4.4%
Auto Components - 0.6%
BorgWarner, Inc. (d)	1,830	120,634
Bridgestone Corp.	1,700	39,392
Faurecia	300	6,322
GKN PLC	10,000	30,718
Johnson Controls, Inc.	3,490	109,865
Lear Corp.	1,800	75,474
Magna International, Inc. - Class A	900	32,110
NGK Spark Plug Co., Ltd.	1,000	12,754
Sumitomo Rubber Industries Ltd.	800	9,596
TRW Automotive Holdings Corp. (d)	2,000	65,320

		502,185

Automobiles - 0.5%
Bayerische Motoren Werke AG	420	31,839
Ford Motor Co. (d)	3,750	39,750
General Motors Co. (d)	5,100	108,579
Harley-Davidson, Inc.	1,910	70,231
Kia Motors Corp.	250	15,904
Mazda Motor Corp. (d)	14,000	25,532
Nissan Motor Co., Ltd.	5,000	45,916
Renault SA	1,230	46,089
Volkswagen AG (Preference Shares)	330	57,023

		440,863

Company	Shares	U.S. $ Value
Distributors - 0.2%
Inchcape PLC	3,100	$15,922
Li & Fung Ltd.	62,000	128,984

		144,906

Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	1,300	12,581

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (d)	880	41,105
Sands China Ltd. (d)	6,800	20,348
Shangri-La Asia Ltd.	23,833	44,302
Starbucks Corp.	3,635	158,050

		263,805

Household Durables - 0.1%
MRV Engenharia e Participacoes SA	2,800	18,039
Newell Rubbermaid, Inc.	2,200	33,660
NVR, Inc. (d)	40	26,794
Sharp Corp./Japan	4,000	40,821
Sony Corp.	1,300	23,955

		143,269

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (d)	935	179,791
Rakuten, Inc.	52	55,792

		235,583

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	800	11,534

Media - 1.3%
CBS Corp. - Class B	2,500	65,100
Comcast Corp. - Class A	13,695	310,466
DIRECTV (d)	1,500	70,830
Fairfax Media Ltd.	12,300	10,858
Gannett Co., Inc.	6,200	67,332
Informa PLC	2,200	12,525
McGraw-Hill Cos., Inc. (The)	1,050	44,835
Naspers Ltd.	400	18,082
News Corp. - Class A	6,000	104,640
Time Warner Cable, Inc. - Class A	1,500	90,720
Viacom, Inc. - Class B	2,400	107,424
Walt Disney Co. (The)	5,645	202,373

		1,105,185

Multiline Retail - 0.2%
Dollar General Corp. (d)	1,590	64,506
Don Quijote Co., Ltd.	1,400	48,253
Macy’s, Inc.	1,400	45,262

		158,021

Specialty Retail - 0.7%
Fast Retailing Co., Ltd.	500	81,138
GameStop Corp. - Class A (d)	1,200	27,744
Gap, Inc. (The)	3,800	71,022
Hennes & Mauritz AB - Class B	3,540	112,466
L’Occitane International SA	1,750	3,201
Limited Brands, Inc.	4,364	184,728
Lowe’s Cos., Inc.	4,100	98,441

		578,740

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	265	$14,380
PVH Corp.	675	45,826
Trinity Ltd.	22,000	16,097
VF Corp.	520	72,119
		148,422

		3,745,094

Financials - 3.9%
Capital Markets - 0.5%
Blackstone Group LP	9,630	132,220
Deutsche Bank AG	1,000	39,073
Goldman Sachs Group, Inc. (The)	820	78,605
Legg Mason, Inc.	1,800	47,754
Macquarie Group Ltd.	300	7,515
Morgan Stanley	1,600	23,664
UBS AG (d)	4,593	56,560

		385,391

Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd.	1,000	21,246
Banco Bilbao Vizcaya Argentaria SA	4,110	34,622
Banco do Brasil SA	2,000	26,765
Banco Santander SA	4,236	31,796
Barclays PLC	14,050	40,474
BNP Paribas SA	1,964	78,183
CIT Group, Inc. (d)	2,300	77,878
Hana Financial Group, Inc.	300	10,853
HSBC Holdings PLC	14,650	114,277
Intesa Sanpaolo SpA	20,770	34,498
Itau Unibanco Holding SA (ADR)	2,960	52,688
KB Financial Group, Inc.	729	25,412
KBC Groep NV	900	10,082
Lloyds Banking Group PLC (d)	65,700	25,710
Mitsubishi UFJ Financial Group, Inc.	10,600	46,428
National Australia Bank Ltd.	2,400	60,095
Regions Financial Corp.	1,800	7,398
Societe Generale SA	1,958	47,838
Standard Chartered PLC	2,704	58,868
Sumitomo Mitsui Financial Group, Inc.	1,600	44,504
Turkiye Is Bankasi - Class C	5,070	10,501
Turkiye Vakiflar Bankasi Tao - Class D	7,800	11,581
Wells Fargo & Co.	6,500	168,090

		1,039,787

Consumer Finance - 0.0%
Shriram Transport Finance Co., Ltd.	1,600	15,843

Diversified Financial Services - 1.1%
Bank of America Corp.	6,700	36,448
Citigroup, Inc.	8,400	230,832
IG Group Holdings PLC	6,963	52,783
ING Groep NV (d)	7,200	56,154
JPMorgan Chase & Co.	13,645	422,586
Moody’s Corp.	1,900	65,949
ORIX Corp.	270	22,781

		887,533

Company	Shares	U.S. $ Value
Insurance - 0.8%
ACE Ltd.	700	$48,671
Admiral Group PLC	3,557	51,481
Aegon NV (d)	6,160	26,891
AIA Group Ltd.	17,400	54,806
Allianz SE	560	58,197
Aviva PLC	3,380	16,590
Berkshire Hathaway, Inc. (d)	650	51,194
Chubb Corp. (The)	1,000	67,440
Legal & General Group PLC	23,580	39,390
MetLife, Inc.	3,245	102,153
Muenchener Rueckversicherungs AG	265	33,490
Prudential PLC	2,950	29,036
Travelers Cos., Inc. (The)	2,300	129,375

		708,714

Real Estate Investment Trusts (REITs) - 0.0%
British Land Co. PLC	1,490	11,630

Real Estate Management & Development - 0.3%
CBRE Group, Inc. (d)	5,660	95,145
Evergrande Real Estate Group Ltd.	30,000	12,547
Hang Lung Group Ltd.	4,000	21,452
Hang Lung Properties Ltd.	24,000	72,652
New World Development Co Ltd.	21,280	18,254

		220,050

Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp.	1,550	19,465

		3,288,413

Energy - 3.4%
Energy Equipment & Services - 0.8%
AMEC PLC	2,368	32,406
FMC Technologies, Inc. (d)	2,870	150,273
Petrofac Ltd.	3,500	80,021
Schlumberger, Ltd.	4,225	318,269
Seadrill Ltd.	780	27,242
Technip SA	363	34,586
Transocean Ltd./Switzerland	1,800	77,130

		719,927

Oil, Gas & Consumable Fuels - 2.6%
Afren PLC (d)	21,859	29,772
Anadarko Petroleum Corp.	2,425	197,080
BG Group PLC	900	19,304
BP PLC	20,640	149,482
BP PLC (Sponsored ADR)	3,400	148,070
Chevron Corp.	2,200	226,204
China Petroleum & Chemical Corp. - Class H	22,000	23,294
ConocoPhillips	3,250	231,790
Devon Energy Corp.	1,550	101,463
ENI SpA	1,900	40,239
EOG Resources, Inc.	1,870	193,994
Exxon Mobil Corp.	1,200	96,528

Company	Shares	U.S. $ Value
Gazprom OAO (Sponsored ADR)	3,020	$34,730
JX Holdings, Inc.	4,900	31,162
LUKOIL OAO (London) (Sponsored ADR)	500	28,105
Marathon Oil Corp.	4,500	125,820
Marathon Petroleum Corp.	2,825	94,327
Nexen, Inc. (Toronto)	1,848	30,783
Noble Energy, Inc.	2,164	212,916
OMV AG	400	13,283
Petroleo Brasileiro SA (Sponsored ADR)	1,100	27,577
PTT PCL	2,200	21,598
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	2,656	92,770
Valero Energy Corp.	850	18,930
		2,189,221

		2,909,148

Health Care - 3.2%
Biotechnology - 0.4%
Amgen, Inc.	1,000	57,910
Celgene Corp. (d)	1,479	93,295
Gilead Sciences, Inc. (d)	4,270	170,160

		321,365

Health Care Equipment & Supplies - 0.2%
Cochlear Ltd.	130	7,677
Covidien PLC	3,525	160,564

		168,241

Health Care Providers & Services - 0.7%
Aetna, Inc.	600	25,092
Express Scripts, Inc. - Class A (d)	2,940	134,211
Health Net, Inc. (d)	1,600	49,824
UnitedHealth Group, Inc.	3,400	165,818
WellPoint, Inc.	2,400	169,320

		544,265

Life Sciences Tools & Services - 0.0%
Illumina, Inc. (d)	1,071	29,795

Pharmaceuticals - 1.9%
Allergan, Inc./United States	2,225	186,277
Aspen Pharmacare Holdings Ltd. (d)	810	9,759
AstraZeneca PLC	2,418	111,367
AstraZeneca PLC (Sponsored ADR)	3,200	147,136
GlaxoSmithKline PLC	2,500	55,405
Johnson & Johnson	4,600	297,712
Merck & Co., Inc.	3,300	117,975
Novartis AG	1,170	63,185
Novo Nordisk A/S - Class B	500	56,760
Otsuka Holdings Co., Ltd.	400	10,978
Perrigo Co.	800	78,320
Pfizer, Inc.	18,100	363,267
Roche Holding AG	400	63,630
Sanofi	192	13,430
Shire PLC	580	19,504
		1,594,705

		2,658,371

Company	Shares	U.S. $ Value
Industrials - 2.8%
Aerospace & Defense - 0.5%
Boeing Co. (The)	1,800	$123,642
Goodrich Corp.	225	27,452
Northrop Grumman Corp.	1,575	89,885
Precision Castparts Corp.	1,010	166,398

		407,377

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	260	31,744
United Parcel Service, Inc. - Class B	3,705	265,834

		297,578

Airlines - 0.1%
Cathay Pacific Airways Ltd.	5,000	9,007
Delta Air Lines, Inc. (d)	6,400	51,968
Deutsche Lufthansa (REG)	1,600	20,744

		81,719

Building Products - 0.1%
Asahi Glass Co., Ltd.	5,000	42,802
Cie de St-Gobain	430	18,233

		61,035

Commercial Services & Supplies - 0.1%
Aggreko PLC	889	26,502
Edenred	400	10,648
Serco Group PLC	6,250	48,277

		85,427

Construction & Engineering - 0.1%
Bouygues SA	1,260	41,068
Samsung Engineering Co., Ltd.	90	18,740

		59,808

Electrical Equipment - 0.2%
Rockwell Automation, Inc.	1,522	114,196
Sumitomo Electric Industries Ltd.	3,700	40,178

		154,374

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	800	15,599
Cookson Group PLC	1,200	9,403
Danaher Corp.	5,548	268,412
General Electric Co.	14,900	237,059
Keppel Corp., Ltd.	7,200	53,484
Tyco International Ltd.	1,700	81,532

		665,489

Machinery - 0.3%
Flowserve Corp.	1,355	139,253
Ingersoll-Rand PLC	1,600	52,992
Parker Hannifin Corp.	700	57,946

		250,191

Company	Shares	U.S. $ Value
Professional Services - 0.3%
Bureau Veritas SA	150	$11,114
Capita Group PLC (The)	12,150	120,493
Experian PLC	2,760	36,704
Intertek Group PLC	1,790	54,253
Randstad Holding NV	800	25,017

		247,581

Road & Rail - 0.0%
DSV A/S	885	17,237
East Japan Railway Co.	100	6,125
Nippon Express Co., Ltd.	4,000	15,159

		38,521

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	1,300	26,875
Mitsui & Co., Ltd.	700	11,045

		37,920

		2,387,020

Consumer Staples - 2.5%
Beverages - 0.4%
Anheuser-Busch InBev NV	2,125	127,068
Asahi Group Holdings Ltd.	1,000	22,196
Constellation Brands, Inc. - Class A (d)	4,100	79,827
PepsiCo, Inc./NC	1,500	96,000

		325,091

Food & Staples Retailing - 0.6%
Delhaize Group SA	400	23,590
Empire Co., Ltd.	150	9,000
Jeronimo Martins SGPS SA	1,520	27,732
Koninklijke Ahold NV	2,800	35,645
Kroger Co. (The)	4,000	92,720
Olam International Ltd.	67,636	126,457
Safeway, Inc.	600	12,000
Sugi Holdings Co., Ltd.	1,100	31,575
Tesco PLC	22,213	141,822

		500,541

Food Products - 0.5%
ConAgra Foods, Inc.	2,100	53,046
General Mills, Inc.	4,400	175,780
Green Mountain Coffee Roasters, Inc. (d)	413	21,653
Nestle SA	600	33,674
Sara Lee Corp.	2,200	41,712
Smithfield Foods, Inc. (d)	1,500	36,735
Tyson Foods, Inc. - Class A	4,400	88,616

		451,216

Household Products - 0.2%
Procter & Gamble Co. (The)	2,705	174,662

Company	Shares	U.S. $ Value
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) - Class A	370	$43,653

Tobacco - 0.7%
Altria Group, Inc.	4,900	140,581
British American Tobacco PLC	3,090	143,398
Imperial Tobacco Group PLC	710	25,544
Japan Tobacco, Inc.	36	172,755
Lorillard, Inc.	1,100	122,782

		605,060

		2,100,223

Materials - 1.8%
Chemicals - 1.1%
Agrium, Inc. (Toronto)	200	14,038
Air Water, Inc.	1,000	13,064
DIC Corp.	7,000	11,821
Dow Chemical Co. (The)	5,560	154,068
Filtrona PLC	2,110	13,023
Huabao International Holdings Ltd.	12,000	7,076
Israel Chemicals Ltd.	5,240	56,430
K&S AG	1,460	79,502
Koninklijke DSM NV	1,033	50,305
LyondellBasell Industries NV	3,000	98,010
Mitsubishi Gas Chemical Co., Inc.	2,000	11,910
Monsanto Co.	3,124	229,458
Orica Ltd.	710	18,996
Potash Corp. of Saskatchewan, Inc.	3,973	172,190
Ube Industries Ltd./Japan	4,000	11,316

		941,207

Metals & Mining - 0.7%
Agnico-Eagle Mines Ltd.	499	22,395
Anglo American PLC	820	31,305
ArcelorMittal (Euronext Amsterdam)	960	18,079
BHP Billiton PLC	1,167	35,888
Dowa Holdings Co., Ltd.	2,000	13,294
Exxaro Resources Ltd.	570	12,721
JFE Holdings, Inc.	800	14,725
KGHM Polska Miedz SA	450	17,884
New Gold, Inc. (d)	1,200	13,436
Newcrest Mining Ltd.	2,560	93,392
Rio Tinto PLC	2,715	142,933
Tata Steel Ltd.	700	5,246
ThyssenKrupp AG	1,140	29,446
Vale SA (Sponsored ADR) (Local Preference Shares)	2,140	46,802
Xstrata PLC	2,550	40,937

		538,483

		1,479,690

Utilities - 0.8%
Electric Utilities - 0.4%
E.ON AG	2,700	66,835
Edison International	2,000	78,620
EDP - Energias de Portugal SA	9,000	28,846
Great Plains Energy, Inc.	2,300	48,392
NV Energy, Inc.	5,000	76,700
Pepco Holdings, Inc.	2,200	43,516

		342,909

Company	Shares	U.S. $ Value
Gas Utilities - 0.1%
Atmos Energy Corp.	1,500	$51,315
Gas Natural SDG SA	2,300	40,040
UGI Corp.	1,000	29,960

		121,315

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,100	44,176

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	1,700	33,830
CMS Energy Corp.	3,500	73,220
DTE Energy Co.	1,700	89,505

		196,555

		704,955

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	5,200	150,696
CenturyLink, Inc.	4,400	165,088
Nippon Telegraph & Telephone Corp.	1,600	78,910
Telecom Italia SpA (ordinary shares)	28,100	31,813
Telecom Italia SpA (savings shares)	28,200	27,554
Telenor ASA	800	13,687
Vivendi SA	1,260	29,063

		496,811

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	28,925	78,303
Vodafone Group PLC (Sponsored ADR)	4,200	114,030

		192,333

		689,144

Total Common Stocks (cost $22,209,584)		24,300,801

WARRANTS - 0.1%
Financials - 0.1%
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Merrill Lynch Int’l, expiring 8/19/15 (d)	2,400	29,501

Industrials - 0.0%
Construction & Engineering - 0.0%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (d) (e)	680	16,568

Total Warrants (cost $53,317)		46,069

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $829,370)	829,370	$829,370

Total Investments - 99.4% (cost $80,436,550) (g)		84,190,635
Other assets less liabilities - 0.6%		512,154

Net Assets - 100.0%		$84,702,789

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Future Purchased Contracts
Euro STOXX 50 Futures	1	December 2011	$26,426	$31,255	$4,829

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/12	20	$20,092	$20,394	$302
Australian Dollar settling 2/15/12	34	34,719	34,669	(50)
Australian Dollar settling 2/15/12	73	74,545	74,437	(108)
Euro settling 2/15/12	18	24,306	24,204	(102)
Euro settling 2/15/12	81	109,570	108,920	(650)
Euro settling 2/15/12	59	81,275	79,336	(1,939)
Great British Pound settling 2/15/12	18	28,304	28,221	(83)
Great British Pound settling 2/15/12	15	24,077	23,518	(559)
Great British Pound settling 2/15/12	33	52,573	51,738	(835)
Japanese Yen settling 2/15/12	14,345	184,720	185,249	529
Japanese Yen settling 2/15/12	1,868	24,311	24,123	(188)
Norwegian Krone settling 2/15/12	590	104,513	101,817	(2,696)
Singapore Dollar settling 2/15/12	79	61,083	61,652	569
Swedish Krona settling 2/15/12	418	63,499	61,562	(1,937)
Swedish Krona settling 2/15/12	739	110,831	108,838	(1,993)
Swiss Franc settling 2/15/12	144	157,391	157,944	553
Swiss Franc settling 2/15/12	23	25,400	25,227	(173)
Swiss Franc settling 2/15/12	26	29,152	28,517	(635)
Swiss Franc settling 2/15/12	109	121,272	119,006	(2,266)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Standard Chartered Bank
Indian Rupee settling 2/15/12	2,351	$45,589	$44,827	$762
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/12	86	84,440	84,161	279
Canadian Dollar settling 2/15/12	84	82,477	82,205	272
Canadian Dollar settling 2/15/12	10	9,791	9,787	4
Euro settling 2/15/12	147	201,733	197,669	4,064
Euro settling 2/15/12	47	65,158	63,603	1,555
Euro settling 2/15/12	48	65,243	64,545	698
Great British Pound settling 2/15/12	164	263,239	257,125	6,114
Hong Kong Dollar settling 2/15/12	2,070	266,152	266,568	(416)
Japanese Yen settling 2/15/12	5,092	65,675	65,757	(82)
Japanese Yen settling 2/15/12	9,769	125,795	126,155	(360)
Swiss Franc settling 2/15/12	9	9,853	9,872	(19)

				$610

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$3,500	7/29/13	1.830%	CPI	#	$(111,691)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(107,308)
Barclays Bank	500	7/19/17	2.0375%	CPI	#	11,591
Morgan Stanley	1,000	12/14/14	2.100%	CPI	#	(231)
Morgan Stanley	1,500	10/31/18	1.960%	CPI	#	(6,286)

						$(213,925)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(b)	Variable rate coupon, rate shown as of November 30, 2011.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the market value of this security amounted to $16,568 or 0.0% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,399,803 and gross unrealized depreciation of investments was $(1,645,718), resulting in net unrealized appreciation of $3,754,085.

An amount of U.S. $2,874 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

As of November 30, 2011, the Strategy held 35.0% of its total investments in municipal bonds. Of the total investments in municipal bonds, 26.9% is insured (6.5% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
REG	-	Registered Shares
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$59,014,395		$	– 0	–	$59,014,395
Common Stocks
Information Technology		3,902,380		436,363			– 0	–	4,338,743
Consumer Discretionary		2,765,351		979,743			– 0	–	3,745,094
Financials		1,863,648		1,424,765			– 0	–	3,288,413
Energy		2,223,577		663,973			21,598		2,909,148
Health Care		2,246,676		411,695			– 0	–	2,658,371
Industrials		1,676,569		710,451			– 0	–	2,387,020
Consumer Staples		1,188,767		911,456			– 0	–	2,100,223
Materials		703,595		776,095			– 0	–	1,479,690
Utilities		569,234		135,721			– 0	–	704,955
Telecommunication Services		429,814		259,330			– 0	–	689,144
Warrants		– 0	–	29,501			16,568		46,069
Short-Term Investments		829,370		– 0	–		– 0	–	829,370

Total Investments in Securities		18,398,981		65,753,488+			38,166		84,190,635
Other Financial Instruments* :
Assets:
Futures Contracts		4,829		– 0	–		– 0	–	4,829
Forward Currency Exchange Contracts		– 0	–	15,701			– 0	–	15,701
Interest Rate Swap Contracts		– 0	–	11,591			– 0	–	11,591
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(15,091)			– 0	–	(15,091)
Interest Rate Swap Contracts		– 0	–	(225,516)			– 0	–	(225,516)

Total		$18,403,810		$65,540,173			$38,166		$83,982,149

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Warrants			Total
Balance as of 8/31/11	$15,369		$	– 0	–	$15,369
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		(1,951)		(1,951)
Change in unrealized appreciation/depreciation	(1,414)			(6,286)		(7,700)
Purchases	7,643			– 0	–	7,643
Sales	– 0	–		(3,320)		(3,320)
Transfers in to Level 3	– 0	–		28,125		28,125
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/11	$21,598			$16,568		$38,166

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(1,414)			$(6,286)		$(7,700)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 24, 2012